Derivative Instruments and Accounting Hedges - Cash flows of bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative (Details) - Cash flow hedge (Swaps) - CLP ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	$ 88,576	$ 38,229
Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	397,664	448,667
Cross Currency Swap PEN
Cash flows of bonds issued
Cash inflows from hedge instruments		15,614
Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	450,682	559,508
Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	137,005	217,122
Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	165,428	105,628
Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(88,576)	(38,229)
Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(397,664)	(448,667)
Corporate Bond PEN
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued		(15,614)
Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(450,682)	(559,508)
Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(137,005)	(217,122)
Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(165,428)	(105,628)
Up to 1 month | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	212	531
Up to 1 month | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(212)	(531)
Between 1 and 3 months | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	986	1,031
Between 1 and 3 months | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	235
Between 1 and 3 months | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	292	306
Between 1 and 3 months | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(986)	(1,031)
Between 1 and 3 months | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(235)
Between 1 and 3 months | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(292)	(306)
Between 3 and 12 months | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	1,246	552
Between 3 and 12 months | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	11,052	12,144
Between 3 and 12 months | Cross Currency Swap PEN
Cash flows of bonds issued
Cash inflows from hedge instruments		15,614
Between 3 and 12 months | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	161,529	87,308
Between 3 and 12 months | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	93,173	115,113
Between 3 and 12 months | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	1,150	623
Between 3 and 12 months | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(1,246)	(552)
Between 3 and 12 months | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(11,052)	(12,144)
Between 3 and 12 months | Corporate Bond PEN
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued		(15,614)
Between 3 and 12 months | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(161,529)	(87,308)
Between 3 and 12 months | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(93,173)	(115,113)
Between 3 and 12 months | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(1,150)	(623)
Due after 1 years but within 3 years | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	2,491	1,105
Due after 1 years but within 3 years | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	68,634	76,922
Due after 1 years but within 3 years | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	192,519	370,926
Due after 1 years but within 3 years | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	43,385	101,478
Due after 1 years but within 3 years | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	72,098	46,415
Due after 1 years but within 3 years | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(2,491)	(1,105)
Due after 1 years but within 3 years | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(68,634)	(76,922)
Due after 1 years but within 3 years | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(192,519)	(370,926)
Due after 1 years but within 3 years | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(43,385)	(101,478)
Due after 1 years but within 3 years | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(72,098)	(46,415)
Due after 3 years but within 5 years | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	2,491	1,105
Due after 3 years but within 5 years | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	19,202	21,084
Due after 3 years but within 5 years | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	474	495
Due after 3 years but within 5 years | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	28,886	29,418
Due after 3 years but within 5 years | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(2,491)	(1,105)
Due after 3 years but within 5 years | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(19,202)	(21,084)
Due after 3 years but within 5 years | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(474)	(495)
Due after 3 years but within 5 years | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(28,886)	(29,418)
Due after 5 years | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	82,348	35,467
Due after 5 years | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	298,776	338,517
Due after 5 years | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	95,174	99,748
Due after 5 years | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	63,002	28,866
Due after 5 years | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(82,348)	(35,467)
Due after 5 years | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(298,776)	(338,517)
Due after 5 years | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(95,174)	(99,748)
Due after 5 years | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	$ (63,002)	$ (28,866)